Segments - Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Income	€ 8,148	€ 8,883
Taxation	740	995
Non-controlling interests	47	51
Net result	1,707	2,605
Insurance Other Excluded From IFRS [Member]
Disclosure of operating segments [line items]
Income		18
Net result		19
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	1,093	75
Taxation	243	26
Net result	850	50
Underlying Results Excluding Adjustments From IFRS [Member]
Disclosure of operating segments [line items]
Income	9,241	8,940
Expenses	5,654	5,232
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Continuing operations [member]
Disclosure of operating segments [line items]
Income	8,148	8,883
Expenses	5,654	5,232
Taxation	740	995
Non-controlling interests	47	51
Net result	€ 1,707	€ 2,605